LONG-TERM DEBT	9 Months Ended
Sep. 30, 2011
LONG-TERM DEBT
LONG-TERM DEBT

8.     LONG-TERM DEBT

  On August 4, 2011, the Company amended and restated its credit facilities. The total amount available under the credit facilities remains unchanged at $1.2 billion, however, the maturity date was extended from June 22, 2014 to June 22, 2016.

  During the three months ended September 30, 2011, the Company drew down $50.0 million, net, from the credit facilities (2010 — repaid $20.0 million). At September 30, 2011, the credit facilities were drawn down by $50.0 million (December 31, 2010 — $50.0 million).

  Total long-term debt interest costs incurred during the three and nine months ended September 30, 2011 was $10.7 million (2010 — $9.7 million) and $31.0 million (2010 — $29.5 million), respectively. Total interest costs capitalized to property, plant and mine development for the three and nine months ended September 30, 2011 was $0.6 million (2010 — nil) and $0.8 million (2010 — $4.6 million), respectively. The outstanding long-term debt balance as at September 30, 2011 relates to the notes entered into in April 2010 and the $50.0 million outstanding on the credit facilities.